INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Land-use rights	670	646
Less: accumulated amortization	(37)	(17)
Intangible assets, net	633	629

Amortization expenses for the years ended September 30, 2012, 2011 and 2010 were US $37,000, US$17,000 and US$3,000, respectively. Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2013	19
September 30, 2014	19
September 30, 2015	19
September 30, 2016	19
September 30, 2017	19
Thereafter	538
Total	633